Bank Loans and issuance of Debt Securities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Detailed Information About Borrowings [Abstract]
Summary of Unpaid Balance of Loan - Loans Contracted with Banking Institutions and Third Parties	With the acquisition of MBJA the Company assumed loans previously hired by MBJA. All the loans contracted with banking institutions and third parties are described below with the unpaid balance at each date.

		December 31 2016				December 31 2017				December 31 2018
	Ps.		167,884		Ps.		148,014		Ps.		—
MBJA signed a simple unsecured loan with its shareholder Vantage in June 2007 for USD$10,936,000, which is repayable at the same maturity date as the IFC´s loans but are subject to restrictions. Interest is accrued at an interest rate of 14% per annum. The loan does not have an expiration date and no amortization schedule.				225,999				215,843				215,269
In February 2009, MBJA signed a simple unsecured loan with its shareholder Vantage for USD$510,000 to finance expenses related to a construction project of MBJA. The interest rate was set at 8%. The loan does not have an expiration date and no amortization schedule.				10,539				10,065				10,038
On December 12, 2012, MBJA signed a simple unsecured loan with IFC for USD$13 million. The loan bears interest at a variable rate of six month LIBOR plus 450 basis points, for a period of 5 years from each disposition. The loan was settled on August 2018.				216,972				73,504				—
In 2014 MBJA signed two finance lease arrangements, one with SITA Information Networking Computing BV for USD$1,792,096, for equipment and the other with SITA Information Networking BV. USA for software support for USD$1,231,858. Both leases are for seven years with a fixed interest rate of 8% per annum. Monthly lease payment total USD$47,132. The loans were settled on August 2018.				46,058				35,370				—
On January 19, 2016, GAP refinanced with Bank of Nova Scotia the simple unsecured loan contracted previously in the short term for amount of USD $95.5 million, with a five-year maturity. The loan bears interest at LIBOR 1M plus 99 basis points.				1,973,412				1,884,731				1,879,717
On February 15, 2016, GAP refinanced with BBVA Bancomer the simple unsecured loan contracted previously in the short term for amount of USD $95.5 million, with a five-year maturity. The loan bears interest at LIBOR 1M plus 105 basis points.				1,973,412				1,884,731				1,879,717
On December 28, 2017, MBJA signed a simple unsecured loan with The Bank of Nova Scotia Jamaica Limited for USD$40,000,000. The loan bears interest at LIBOR 1M plus 280 basis points for a period of 7 years from this disposition and semi-annual instalments. As of December 31, 2018 the balance amounted to USD$28.0 million.				—				—				551,122
Total unpaid balance of bank loans and long-term debt				4,614,276				4,252,258				4,535,863
Less - Current portion				(84,758)				(141,412)				—
Long-term portion		Ps.		4,529,518		Ps.		4,110,846		Ps.		4,535,863

Summary of Issuance of Debt Securities

	December 31 2016		December 31 2017		December 31 2018
Unsecured debt securities issued in the Mexican market on February 20, 2015, for Ps. 1,100,000 under the "GAP 15" name, at a variable interest rate of 28-day TIIE plus 24 basis points for a period of five years, maturing on February 14, 2020. On January 29, 2016, the first reopening was made the long-term debt securities GAP 15 for the total Ps. 1,100,000. With the same maturity as the originally and accrue the same interest rate. At December 31, 2018, the TIIE rate is 8.5956%.	Ps.	2,200,000	Ps.	2,200,000	Ps.	2,200,000
Unsecured debt securities issued in the Mexican market on February 20, 2015, for Ps. 1,500,000 under the name "GAP 15-2" at a fixed annual interest rate of 7.08% over a period of 10 years, maturing on February 7, 2025.		1,500,000		1,500,000		1,500,000
Unsecured debt securities issued in the Mexican market on July 8, 2016, for Ps. 1,500,000 under the "GAP 16" name, at a variable interest rate of 28-day TIIE plus 49 basis points for a period of five years. At December 31, 2018, the TIIE rate is 8.5956%.		1,500,000		1,500,000		1,500,000
Unsecured debt securities issued in the Mexican market on April 6, 2017, for Ps. 1,500,000 under the "GAP 17" name, at a variable interest rate of 28-day TIIE plus 49 basis points for a period of five years. At December 31, 2018, the TIIE rate is 8.5956%.		—		1,500,000		1,500,000
Unsecured debt securities issued in the Mexican market on November 9, 2017, for Ps. 2,300,000 under the "GAP 17-2" name, at a variable interest rate of 28-day TIIE plus 44 basis points for a period of five years. At December 31, 2018, the TIIE rate is 8.5956%.		—		2,300,000		2,300,000
Long-term portion	Ps.	5,200,000	Ps.	9,000,000	Ps.	9,000,000

Summary of Maturity of Long Term Debt Payable	The long-term debt previously described, matures as follows:
Year	Amount
2020	Ps.	2,200,000
2021		3,869,658
2022		1,610,224
2023		1,610,224
2024		2,410,224
Thereafter		1,835,533
	Ps.	13,535,863

Summary of Debt Payable

At December 31, 2016, 2017 and 2018, debts are payable by the following companies:

	At December 31, 2016
Company	Current		Long-Term		Total
GAP	Ps.	—	Ps.	9,146,824	Ps.	9,146,824
MBJA		84,758		582,694		667,452
Total	Ps.	84,758	Ps.	9,729,518	Ps.	9,814,276

	At December 31, 2017
Company	Current		Long-Term		Total
GAP	Ps.	—	Ps.	12,769,461	Ps.	12,769,461
MBJA		141,412		341,385		482,797
Total	Ps.	141,412	Ps.	13,110,846	Ps.	13,252,258

	At December 31, 2018
Company	Current		Long-Term		Total
GAP	Ps.	—	Ps.	12,759,435	Ps.	12,759,435
MBJA		—		776,428		776,428
Total	Ps.	—	Ps.	13,535,863	Ps.	13,535,863

Summary of Reconciliation of Liabilities Arising From Financing Activities
c)	Reconciliation of liabilities arising from financing activities

					Non-cash changes
	Balance as of January 1, 2018		Repayments on bank loans		Proceeds from issuance of Debt securities		Reclassification of current installments of long term debt		Exchange effects		Fair value adjustments		Balance as of December 31, 2018
Banks loans and current portion of long-term borrowings	Ps.	141,412	Ps.	(141,412)	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—
Long-term borrowings		4,110,846		(110,683)		—		551,122		(15,422)		—		4,535,863
Debt securities		9,000,000		—		—		—		—		—		9,000,000
Derivative financial instruments (Note 16)		(106,815)		—		—		—		—		(29,642)		(136,457)
Total	Ps.	13,145,443	Ps.	(252,095)	Ps.	—	Ps.	551,122	Ps.	(15,422)	Ps.	(29,642)	Ps.	13,399,406